Acquisition - Allocation purchase prices for Powhatan Point (Details) - USD ($)	Oct. 15, 2018	Oct. 15, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 24,986,000	$ 24,986,000
Deposits in other bank	3,461,000	3,461,000
FHLB stock	78,000	78,000
Investments	23,865,000	23,865,000
Total loans	6,779,000	6,779,000
Premise and equipment, net	548,000	548,000
Goodwill	682,000	682,000	$ 682,000	$ 682,000	$ 0
Bank owned life insurance	612,000	612,000
Accrued interest receivable	145,000	145,000
Deferred federal income taxes	20,000	20,000
Other assets	124,000	124,000
Total assets purchased	62,328,000	62,328,000
Common shares issued	4,711,000
Cash paid	1,529,000
Estimated purchase price	6,240,000	6,200,000
Deposits
Non interest bearing	19,287,000	19,287,000
Savings	30,533,000	30,533,000
Certificate of Deposit	5,772,000	5,772,000
Total Deposits	55,592,000	55,592,000
Interest payable and other liabilities	496,000	496,000
Total liabilities assumed	56,088,000	56,088,000
Core
Assets
Core deposit intangible	1,028,000	1,028,000
Commercial loans
Assets
Total loans	3,019,000	3,019,000
Residential real estate
Assets
Total loans	2,403,000	2,403,000
Installment Loan
Assets
Total loans	$ 1,357,000	$ 1,357,000